Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Revenue [Abstract]
Schedule of Revenue Information

For the periods ended at June 30, 2025 and 2024, the Group’s gross revenue information comprised of the following:

	January 1 -	January 1 -
	June 30, 2025	June 30, 2024
Rental revenues	14,553,227	8,912,888
Reservation revenue	3,375	6,665
Other revenue	-	8,110
Gross revenue	14,556,602	8,927,663

Sales discount	(220,774)	(505,872)
Sales refunds	(9,394)	(13,080)
Net revenue	14,326,434	8,408,711

Schedule of Deferred Revenue Consists of Prepaid Coupons and Wallet Balances

Deferred revenue consists of prepaid coupons and wallet balances, which will be recorded as revenue when the relevant ride is taken, as that represents the satisfaction of the Group’s performance obligation.

	June 30, 2025	December 31, 2024
Wallet	1,760,236	1,552,074
Other	239,906	292,974
Total	2,000,142	1,845,048

Schedule of Wallet Balances Movement

The table below shows the wallet balances movement for the periods ended June 30, 2025 and 2024:

	January 1, 2025	Additions	2025 Revenue	FX rate Adj	June 30, 2025
Deferred revenue	1,552,074	1,550,497	(1,221,130)	(121,205)	1,760,236
Total	1,552,074	1,550,497	(1,221,130)	(121,205)	1,760,236

	January 1, 2024	Additions	2024 Revenue	FX rate Adj	June 30, 2024
Deferred revenue	1,339,954	1,664,443	(1,391,693)	(146,846)	1,465,858
Total	1,339,954	1,664,443	(1,391,693)	(146,846)	1,465,858